Share based payments (Tables)	3 Months Ended
Mar. 31, 2022
Share-based payments [Abstract]
Disclosure of number and weighted average exercise prices of share options
As at March 31, 2022 the Group had the following vested share options outstanding:

Vested outstanding share options	4,144,800
Weighted average exercise price	£0.02
Details of the share options are below:

	Number of share options	Weighted average exercise price
Options held as at January 1, 2022	8,265,900	£0.02
Granted	—	£—
Exercised	—	£—
Forfeited	(40,500)	£0.03
Options held as at March 31, 2022	8,225,400	£0.03

Exercisable as at March 31, 2022	4,144,800	£0.02

Disclosure of number and weighted average exercise prices of other equity instruments
Details of the RSUs in existence during the three months to March 31, 2022 are as follows:

Number of RSUs
RSUs held as at January 01, 2022	931,500
Granted	—
Exercised	(741,600)
RSUs held as at March 31, 2022	189,900